Share buy-back plans (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of share repurchase programmes

	Year ended December 31
Common share buy-backs	2018	2017	2016	2015	2014	Total
Acquired number of shares (to the nearest 1)	1,254,212	—	97,053	250,371	856,734	2,458,370
Average cost per common share	38.62	—	16.36	19.42	19.86	29.25
Total cost (in US dollars)	48,442,768	—	1,588,189	4,862,248	17,018,412	71,911,617